Deposits (Schedule of components of deposits) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current portion:
Suppliers	$ 392,309	$ 1,236,211
Security deposit on leased premises	40,241	(92,241)
Total current	432,550	1,328,452
Non-current portion:
Suppliers	7,250	1,952
Security deposit on leased premises	38,803	246,804
Total non-current	46,053	248,756
Total Deposits	$ 478,603	$ 1,577,208